Consolidated Statements of Cash Flows (Supplementals) (Narratives) (Details) (USD $)	12 Months Ended			0 Months Ended	12 Months Ended			1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 02, 2011 CPA 16 - Global	Dec. 31, 2012 CPA 16 - Global	Dec. 31, 2011 CPA 16 - Global	Dec. 31, 2010 CPA 16 - Global	May 31, 2011 Federal Express And Amylin	Sep. 28, 2012 CPA 15	May 02, 2011 CPA14/16 Merger	May 31, 2011 CPA14/16 Merger	Dec. 31, 2011 CPA14/16 Merger
Supplemental noncash investing and financing activities
Redemption value adjustment	$ 85,000,000
Cash per share exchage rate									$ 1.25			$ 10.50
Share per share exchange rate									$ 0.2326			$ 1.1932
Distributions received from equity investment	(17,271,000)	310,000	(4,920,000)	28,300,000	39,700,000	18,600,000	4,100,000
Shares distributed in exchage										11,113,050
Shares received in exhange										13,260,091
Nonmonetary transaction gain (loss)										2,800,000
Gain on shares from termination revenue				1,000,000
Fair value of mortgage loans assumed								87,600,000			117,100,000	87,600,000
Gain on change in control of interests	$ 20,744,000	$ 27,859,000	$ 781,000					$ 27,900,000			$ 27,900,000